UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-24083

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StepStone Private Equity Strategies Fund

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(Exact name of registrant as specified in charter)

128 S Tryon St., Suite 1600

Charlotte, NC 28202

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(Address of principal executive offices) (Zip code)

Robert W. Long

Chief Executive Officer

StepStone Group Private Wealth LLC

128 S Tryon St., Suite 1600

Charlotte, NC 28202

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(Name and address of agent for service)

Registrant's telephone number, including area code: (704) 215-4300

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Date of fiscal year end: March 31

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Date of reporting period: September 30, 2025

ITEM 1. REPORTS TO STOCKHOLDERS.

(a) The Report to Shareholders is attached herewith.

StepStone Private Equity Strategies Fund

Consolidated Financial Statements

For the Period September 8, 2025* through September 30, 2025
(unaudited)

Semi-Annual Report

* The Fund commenced operations on September 8, 2025. See Note 1 in the accompanying notes to consolidated financial statements.

StepStone Private Equity Strategies Fund

Table of Contents

For the Period Ended September 30, 2025* (unaudited)

* The Fund commenced operations on September 8, 2025. See Note 1 in the accompanying notes to consolidated financial statements.

StepStone Private Equity Strategies Fund

Consolidated Schedule of Investments

September 30, 2025 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Co-Investments - Non-Controlled/Non-Affiliated - 1.3% of NAV					1,2,3,4
Rest of the World - 1.3% of NAV
MC Accelerate Co-Invest Feeder LP	Private Equity	09/26/2025	$10,000,000	$10,000,000	*,6
Total Rest of the World			$10,000,000	$10,000,000
Total Non-Controlled/Non-Affiliated Co-Investments			$10,000,000	$10,000,000
Secondary Investments - Non-Controlled/Non-Affiliated - 15.4% of NAV					1,2,3,4
Europe - 1.0% of NAV
Epiris Fund II (B) L.P.	Private Equity	09/30/2025	$3,878,368	$5,120,412	*,5,6
Exponent Private Equity Partners III, LP	Private Equity	09/30/2025	2,296,022	2,996,700	*,5,6
Total Europe			$6,174,390	$8,117,112
North America - 13.7% of NAV
Excellere Capital Fund II, L.P.	Private Equity	09/30/2025	$2,118,581	$2,594,319	*,5,6
Excellere Capital Fund III, L.P.	Private Equity	09/30/2025	10,518,263	11,155,093	*,5,6
KHIS Custodian LP	Private Equity	09/30/2025	1,353,461	12,264,470	*,6,9,10
GrandBanks Capital Venture Fund II LP	Private Equity	09/30/2025	909,690	1,098,109	*,5,6
KPS Special Situations Fund IV, LP	Private Equity	09/30/2025	258,916	866,264	*,5,8
KPS Special Situations Fund V (A), LP	Private Equity	09/30/2025	72,950	221,147	*,5,6
KPS Special Situations Fund V, LP	Private Equity	09/30/2025	558,029	1,691,292	*,5,8
KPS Special Situations Fund VI (A), LP	Private Equity	09/30/2025	5,291	15,224	*,5,6
KPS Special Situations Fund VI, LP	Private Equity	09/30/2025	48,930	143,141	*,5,8
KPS Special Situations Mid-Cap Fund II, LP	Private Equity	09/30/2025	—	—	*,5,8
KPS Special Situations Mid-Cap Fund, LP	Private Equity	09/30/2025	327,896	1,281,861	*,5,8
Linden Capital Partners IV-A LP	Private Equity	09/30/2025	2,845,043	3,531,806	*,5,6
Monogram Capital Partners I, L.P.	Private Equity	09/30/2025	3,704,600	3,081,945	*,5,7
Monogram Capital Partners II, L.P.	Private Equity	09/30/2025	2,635,587	2,323,216	*,5,7,6
Monogram Capital Partners III PV, L.P.	Private Equity	09/30/2025	—	—	*,5,6
OCP North Fund Offshore LP	Private Equity	09/30/2025	26,250,000	33,862,500	*,5,6
PWP Growth Equity Fund I (B) LP	Private Equity	09/30/2025	1,135,293	1,498,992	*,5,6
PWP Growth Equity Fund II B LP	Private Equity	09/30/2025	1,985,837	2,566,999	*,5,6
Rembrandt Venture Partners Fund Two, L.P.	Private Equity	09/30/2025	958,731	1,062,217	*,8
Summit Partners Growth Equity Fund X-A, L.P.	Private Equity	09/30/2025	9,026,359	10,135,453	*,5,7
Summit Partners Growth Equity Fund X-B, L.P.	Private Equity	09/30/2025	1,388,813	1,559,196	*,5,6
Summit Partners Growth Equity Fund XI-A, L.P.	Private Equity	09/30/2025	6,318,897	6,604,378	*,5,7
Summit Partners Growth Equity Fund XI-B, L.P.	Private Equity	09/30/2025	1,115,017	1,165,359	*,5,6
Trive Capital Fund I (Offshore) LP	Private Equity	09/30/2025	226,680	300,085	*,5,6
Trive Capital Fund II (Offshore) LP	Private Equity	09/30/2025	1,158,222	1,404,197	*,5,6
Trive Capital Fund III-A LP	Private Equity	09/30/2025	1,069,663	3,166,635	*,5,6
Warburg Pincus Financial Sector, L.P.	Private Equity	09/30/2025	1,978,283	2,327,645	*,5,6
Total North America			$77,969,032	$105,921,543

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Equity Strategies Fund

Consolidated Schedule of Investments (continued)

September 30, 2025 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Secondary Investments - Non-Controlled/Non-Affiliated (continued)
Rest of World - 0.7% of NAV
Fortissimo Capital Fund III (Cayman), L.P.	Private Equity	09/30/2025	$777,282	$1,728,786	*,5,6
Fortissimo Capital Fund IV, L.P.	Private Equity	09/30/2025	2,218,848	3,673,543	*,5,6
Total Rest of World			$2,996,130	$5,402,329
Total Non-Controlled/Non-Affiliated Secondary Investments			$87,139,552	$119,440,984
Total Non-Controlled/Non-Affiliated Investments - 16.7% of NAV			$97,139,552	$129,440,984
Total Investments - 16.7% of NAV			$97,139,552	$129,440,984
Other assets in excess of liabilities - 83.3% of NAV				$646,968,035
Net Assets - 100.0% of NAV				$776,409,019

*	Investment is non-income producing.
1	Geographic region generally reflects the location of the investment manager or company.
2	Investments do not issue shares or hold outstanding principal, except where noted. The terms "shares" and "units" are used interchangeably.
3	Private investments typically do not permit redemptions or withdrawals, except at the discretion of their general partner, manager, or advisor. Final distribution dates are generally unknown unless specified. These investments are fair valued using net asset value as the practical expedient, unless otherwise noted, and are usually acquired through private placements with contractual resale restrictions that do not lapse. Each investment may have been purchased on different dates and for varying amounts. The acquisition date of the first purchase is listed in the Consolidated Schedule of Investments.
4	The fair value of any Secondary Investment, Primary Investment, or Co-Investment (together “Private Equity Assets”) has not been calculated, reviewed, verified or in any way approved by any general partner, manager or advisor of such Private Equity Assets (including any of its affiliates).
5	Investment has been committed to but has not been fully funded.
6	All or a portion of this security is held by STPEX Subsidiary LLC.
7	All or a portion of this security is held by STPEX LLC.
8	All or a portion of this security is held by STPEX Cayman LLC.
9	Partnership is invested solely in Karman Holdings Inc, listed on the New York Stock Exchange effective February 13, 2025, and holds 169,868 common shares.
10	Investments are subject to contractual resale restrictions and may not be sold or transferred until the lock-up period expires on July 20, 2026, which may limit the Fund’s liquidity until that time.

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Equity Strategies Fund

Consolidated Schedule of Investments (continued)

September 30, 2025 (unaudited)

Summary of Investments by Strategy (as a percentage of total investments)
Co-Investments	7.7%
Secondary Investments	92.3%
Total Investments	100.0%

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Equity Strategies Fund

Consolidated Statement of Assets and Liabilities

September 30, 2025 (unaudited)

Assets
Non-controlled/non-affiliated investments, at fair value (cost $97,139,552)	$129,440,984
Cash	660,120,074
Cash denominated in foreign currency (cost $3,325)	3,329
Receivable for Fund shares sold	4,285,580
Dividend receivable	1,048,731
Investments paid in advance	859,761
Deferred offering costs	648,536
Total Assets	796,406,995
Liabilities
Revolving credit facility	—
Less deferred debt issuance costs	(816,275)
Revolving credit facility less deferred debt issuance costs	(816,275)
Payable for investments purchased	19,343,546
Professional fees payable	821,439
Management fees payable	408,168
Due to Adviser	97,744
Trustees' fees payable	51,726
Administration fees payable	49,003
Transfer agent fees payable	40,243
Other accrued expenses	2,382
Total Liabilities	19,997,976
Commitments and contingencies (see Note 8)
Net Assets	$776,409,019

Composition of Net Assets:
Paid-in capital	$744,085,351
Total distributable earnings (accumulated loss)	32,323,668
Net Assets	$776,409,019

Class I
Net Assets	$776,388,152
Outstanding shares (unlimited number of shares authorized)	74,395,455
Net Asset Value Per Share	$10.44
Class D
Net Assets	$10,435
Outstanding shares (unlimited number of shares authorized)	1,000
Net Asset Value Per Share	$10.44
Class S
Net Assets	$10,432
Outstanding shares (unlimited number of shares authorized)	1,000
Net Asset Value Per Share	$10.43

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Equity Strategies Fund

Consolidated Statement of Operations

For the Period Ended September 30, 2025* (unaudited)

Investment Income
Non-controlled/non-affiliated investments interest income	1,048,778
Total Investment Income	1,048,778

Expenses
Management fees	408,168
Organizational costs	83,023
Professional fees	52,036
Trustees' fees	51,726
Administration fees	49,003
Transfer agent fees	40,243
Amortization of offering costs	31,224
Chief compliance officer fees	3,616
Revolving credit facility interest and fees	1,306
Distribution and shareholder servicing fees (Class S)	5
Shareholder servicing fees (Class D)	2
Other expenses	10,246
Total Expenses	730,598
Adviser expense recoupment (reimbursement)	(28,521)
Net Expenses	702,077
Net Investment Income (Loss)	346,701

Net Realized Gain (Loss)
Foreign currency transactions	2,995
Total Net Realized Gain (Loss)	2,995
Net Change in Unrealized Appreciation (Depreciation)
Non-controlled/non-affiliated investments	32,301,432
Foreign currency translations	(349,088)
Total Net Change in Unrealized Appreciation (Depreciation)	31,952,344

Net Increase (Decrease) in Net Assets from Operations	$32,302,040

* The Fund commenced operations on September 8, 2025. See Note 1 in the accompanying notes to consolidated financial statements.

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Equity Strategies Fund

Consolidated Statement of Changes in Net Assets

For the Period Ended
September 30, 2025*
(unaudited)
Change in Net Assets Resulting from Operations:
Net investment income (loss)	$346,701
Net realized gain (loss)	2,995
Net change in unrealized appreciation (depreciation)	31,952,344
Net Increase (Decrease) in Net Assets Resulting from Operations	32,302,040

Change in Net Assets Resulting from Capital Share Transactions:
Class I
Proceeds from shares issued[1]	743,986,979
Reinvestment of distributions	—
Repurchase of shares	—
Exchange of shares	—
Total Class I Transactions	743,986,979
Class D
Proceeds from shares issued	10,000
Reinvestment of distributions	—
Repurchase of shares	—
Exchange of shares	—
Total Class D Transactions	10,000
Class S
Proceeds from shares issued	10,000
Reinvestment of distributions	—
Repurchase of shares	—
Exchange of shares	—
Total Class S Transactions	10,000
Change in Net Assets Resulting from Capital Share Transactions	744,006,979

Total Increase (Decrease) in Net Assets	776,309,019

Net Assets
Beginning of period[1]	100,000
End of period	$776,409,019

* The Fund commenced operations on September 8, 2025. See Note 1 in the accompanying notes to consolidated financial statements.

1 Class I has a $100,000 beginning balance from initial seed investment, not included in current period capital share transactions. See Note 1 in the accompanying notes to consolidated financial statements.

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Equity Strategies Fund

Consolidated Statement of Cash Flows

For the Period Ended September 30, 2025* (unaudited)

Cash Flows From Operating Activities
Net increase (decrease) in net assets from operations	$32,302,040
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in)
operating activities:
Purchases of investments, net of payable for investments purchased	(77,796,006)
Net change in unrealized (appreciation) depreciation on investments	(32,301,432)
Amortization of debt issuance costs	1,306
(Increase) Decrease in Assets
Investments paid in advance	(859,761)
Dividend receivable	(1,048,731)
Deferred offering costs	(648,536)
Increase (Decrease) in Liabilities
Management fees payable	408,168
Professional fees payable	821,439
Administration fees payable	49,003
Transfer agent fees payable	40,243
Trustees' fees payable	51,726
Due to Adviser	97,744
Other accrued expenses	2,382
Net Cash Provided by (Used in) Operating Activities	(78,880,415)
Cash Flows from Financing Activities
Proceeds from issuance of shares, net of receivable for fund shares sold	739,721,399
Debt issuance costs paid	(817,581)
Net Cash Provided by (Used in) Financing Activities	738,903,818

Net Increase (Decrease) in Cash and Cash Denominated in Foreign Currency	660,023,403

Cash and Cash Denominated in Foreign Currency
Beginning of period	100,000
End of period	$660,123,403

End of Period Balances
Cash denominated in foreign currency	$3,329
Cash	660,120,074
End of Period Balance	$660,123,403

Supplemental Disclosure of Cash Flow Information
Cash paid during the period for interest expense and commitment fees	$1,306

* The Fund commenced operations on September 8, 2025. See Note 1 in the accompanying notes to consolidated financial statements.

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Equity Strategies Fund

Consolidated Financial Highlights

Class I

Per share operating performance for a capital share outstanding throughout each period

For the Period Ended
September 30, 2025*
(unaudited)
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$10.00
Activity from investment operations:
Net investment income (loss)¹	0.01
Net realized gain (loss) and change in unrealized appreciation (depreciation) on investments²	0.43
Total from investment operations	0.44
Net Asset Value per share, end of period³	$10.44

Net Assets, end of period (in thousands)	$776,388

Ratios to average net assets⁴
Net investment income (loss)⁵	1.44%
Expenses before adviser expense recoupment (reimbursement)⁶	2.37%
Expenses after adviser expense recoupment (reimbursement)⁶ ⁷	2.36%
Total return³ ⁸ ⁹	4.40%
Portfolio turnover rate¹⁰	—%

As of
September 30, 2025
Senior Securities:
Total borrowings (in thousands)	$—
Asset coverage per $1,000 unit of senior indebtedness¹¹	N/A

*	The Fund commenced operations on September 8, 2025. See Note 1 in the accompanying notes to consolidated financial statements.
1	Per share data calculated using average shares method.
2	Includes balancing amounts necessary to reconcile the change in net asset value per share for the period.
3	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
4	Ratios do not reflect the proportionate share of income and expenses originating from the Fund's underlying Investments.
5	Net investment income (loss) ratios have been annualized for periods of less than twelve months, except for organizational costs which are one-time expenses.
6	Expense ratios have been annualized for periods of less than twelve months, except for organizational costs which are one-time expenses.
7	Recoupment (reimbursement) ratios have not been annualized, as the Adviser fully recouped all eligible expenses under the Expense Limitation and Reimbursement Agreement (Note 4) in October 2025.
8	Total return reflects the change in the net asset value per share based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested in accordance with the Fund's Dividend Reinvestment Plan ("DRIP") (See Note 10). The total return for periods less than 1 year have not been annualized.
9	Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the periods of reimbursement.
10	Excluding short-term investments, the portfolio turnover rate represents the lesser of the Fund's purchases or sales of investments for the period divided by the average monthly fair value of the Fund's investments during the period. Results for periods of less than 1 year are not annualized.
11	Calculated by subtracting the Fund’s total liabilities (excluding borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Equity Strategies Fund

Consolidated Financial Highlights (continued)

Class D

Per share operating performance for a capital share outstanding throughout each period

For the Period Ended
September 30, 2025*
(unaudited)
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$10.00
Activity from investment operations:
Net investment income (loss)¹	—
Net realized gain (loss) and change in unrealized appreciation (depreciation) on investments²	0.44
Total from investment operations	0.44
Net Asset Value per share, end of period³	$10.44

Net Assets, end of period (in thousands)	$10

Ratios to average net assets⁴
Net investment income (loss)⁵	(0.18)%
Expenses before adviser expense recoupment (reimbursement)⁶	3.20%
Expenses after adviser expense recoupment (reimbursement)⁶ ⁷	3.12%
Total return³ ⁸ ⁹	4.40%
Portfolio turnover rate¹⁰	—%

As of
September 30, 2025
Senior Securities:
Total borrowings (in thousands)	$—
Asset coverage per $1,000 unit of senior indebtedness¹¹	N/A

*	The Fund commenced operations on September 8, 2025. See Note 1 in the accompanying notes to consolidated financial statements.
1	Per share data calculated using average shares method.
2	Includes balancing amounts necessary to reconcile the change in net asset value per share for the period.
3	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
4	Ratios do not reflect the proportionate share of income and expenses originating from the Fund's underlying Investments.
5	Net investment income (loss) ratios have been annualized for periods of less than twelve months, except for organizational costs which are one-time expenses.
6	Expense ratios have been annualized for periods of less than twelve months, except for organizational costs which are one-time expenses.
7	Recoupment (reimbursement) ratios have not been annualized, as the Adviser fully recouped all eligible expenses under the Expense Limitation and Reimbursement Agreement (Note 4) in October 2025.
8	Total return reflects the change in the net asset value per share based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested in accordance with the Fund's DRIP (See Note 10). The total return for periods less than 1 year have not been annualized.
9	Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the periods of reimbursement.
10	Excluding short-term investments, the portfolio turnover rate represents the lesser of the Fund's purchases or sales of investments for the period divided by the average monthly fair value of the Fund's investments during the period. Results for periods of less than 1 year are not annualized.
11	Calculated by subtracting the Fund’s total liabilities (excluding borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Equity Strategies Fund

Consolidated Financial Highlights (continued)

Class S

Per share operating performance for a capital share outstanding throughout each period

For the Period Ended
September 30, 2025*
(unaudited)
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$10.00
Activity from investment operations:
Net investment income (loss)¹	—
Net realized gain (loss) and change in unrealized appreciation (depreciation) on investments²	0.43
Total from investment operations	0.43
Net Asset Value per share, end of period³	$10.43

Net Assets, end of period (in thousands)	$10

Ratios to average net assets⁴
Net investment income (loss)⁵	(0.74)%
Expenses before adviser expense recoupment (reimbursement)⁶	3.76%
Expenses after adviser expense recoupment (reimbursement)⁶ ⁷	3.68%
Total return³ ⁸ ⁹	4.30%
Portfolio turnover rate¹⁰	—%

As of
September 30, 2025
Senior Securities:
Total borrowings (in thousands)	$—
Asset coverage per $1,000 unit of senior indebtedness¹¹	N/A

*	The Fund commenced operations on September 8, 2025. See Note 1 in the accompanying notes to consolidated financial statements.
1	Per share data calculated using average shares method.
2	Includes balancing amounts necessary to reconcile the change in net asset value per share for the period.
3	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
4	Ratios do not reflect the proportionate share of income and expenses originating from the Fund's underlying Investments.
5	Net investment income (loss) ratios have been annualized for periods of less than twelve months, except for organizational costs which are one-time expenses.
6	Expense ratios have been annualized for periods of less than twelve months, except for organizational costs which are one-time expenses.
7	Recoupment (reimbursement) ratios have not been annualized, as the Adviser fully recouped all eligible expenses under the Expense Limitation and Reimbursement Agreement (Note 4) in October 2025.
8	Total return reflects the change in the net asset value per share based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested in accordance with the Fund's DRIP (See Note 10). The total return for periods less than 1 year have not been annualized. Total return shown excludes the effect of applicable sales charges.
9	Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the periods of reimbursement.
10	Excluding short-term investments, the portfolio turnover rate represents the lesser of the Fund's purchases or sales of investments for the period divided by the average monthly fair value of the Fund's investments during the period. Results for periods of less than 1 year are not annualized.
11	Calculated by subtracting the Fund’s total liabilities (excluding borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Equity Strategies Fund

Notes to Consolidated Financial Statements

September 30, 2025 (unaudited)

1. Organization

StepStone Private Equity Strategies Fund (“Fund”) was organized as a Delaware statutory trust under the Delaware Statutory Trust Act on April 23, 2025 ("Inception") and is registered under the Investment Company Act of 1940, as amended, ("1940 Act") as a non-diversified, closed-end management investment company that is operated as an interval fund. The Fund commenced operations on September 8, 2025 ("Commencement of Operations").

The Fund offers an unlimited amount of Class I Shares, Class D Shares and Class S Shares (collectively, “Shares”) to eligible investors (“Shareholders”). The Shares are offered in a continuous registered public offering with subscriptions accepted daily at the then-current-daily net asset value (“NAV”) per share, adjusted for sales load, if applicable. The Fund will conduct semi-annual offers to repurchase between 5.00% and 25.00% of its outstanding Shares at NAV, pursuant to Rule 23c-3 under the 1940 Act, unless such offer is suspended or postponed in accordance with regulatory requirements. The offer to repurchase Shares is a fundamental policy that may not be changed without the vote of the holders of a majority of the Fund’s outstanding voting Shares as defined in the 1940 Act.

For the period from Inception to the Commencement of Operations, the Fund had no operations other than matters relating to the Fund's establishment, the registration of the Shares under the Securities Act of 1933 and the sale of 10,000 Class I shares to StepStone Group LP at a NAV of $10.00 per share. During the period from Inception to Commencement of Operations, the Fund incurred organizational expenses totaling $0.3 million (see Note 2). These costs were recognized as reimbursed by the Adviser pursuant to the Expense Limitation and Reimbursement Agreement (see Note 3). As a result, the organizational expenses and the corresponding Adviser reimbursement are excluded from the Statement of Operations for the period beginning with the Commencement of Operations through September 30, 2025.

The Fund’s Board of Trustees (“Board”) provides broad oversight over the Fund’s investment program, management and operations and has the right to delegate management responsibilities. StepStone Group Private Wealth LLC, an investment adviser registered under the 1940 Act and a wholly-owned subsidiary of StepStone Group LP, serves as the Fund’s investment adviser (“Adviser”). The Adviser oversees the management of the Fund’s day-to-day activities including structuring, governance, distribution, reporting and oversight. StepStone Group LP serves as the Fund’s investment sub-adviser (“Sub-Adviser”) and is responsible for the day-to-day management of the Fund’s assets.

The Fund’s investment objective is to achieve long-term capital appreciation. The Fund seeks to achieve its investment objective by making investments in private companies through bespoke, privately negotiated transactions, including investments in buyout, growth equity and, to a limited extent, venture capital. Collectively, these investment structures or vehicles are broadly referred to as “Private Equity Assets.” The Fund will principally invest in U.S.-domiciled investments but may also invest in non-U.S. investments.

2. Summary of Significant Accounting Policies

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Fund. The Fund is an investment company and therefore applies the accounting and reporting guidance issued by the Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the consolidated financial statements.

Basis of Consolidation

As provided under ASC Topic 946 and Regulation S-X, the Fund will generally not consolidate its investment in a company other than a wholly-owned or substantially wholly-owned investment company subsidiary whose design and purpose is to act as an extension of the Fund’s investment operations and facilitate the execution of the Fund’s investment strategy. Accordingly, the Fund has consolidated the results of the Fund’s direct wholly-owned subsidiary, STPEX Holdings LLC, a Delaware limited liability company, along with its indirect wholly-owned subsidiaries: STPEX Intermediate LLC, STPEX Subsidiary LLC, and STPEX LLC, each formed as a Delaware limited liability company, and STPEX Cayman LLC, formed as a Cayman Islands limited liability company (collectively, "Wholly-Owned Subsidiaries"). The effects of all intercompany transactions between the Fund and its Wholly-Owned Subsidiaries have been eliminated in consolidation.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses during the reporting period. Changes in the economic environment, financial markets and any other factors or parameters used in determining these estimates could cause actual results to differ materially.

StepStone Private Equity Strategies Fund

Notes to Consolidated Financial Statements (continued)

September 30, 2025 (unaudited)

Net Asset Value Determination

The NAV of the Fund is determined as of the close of the regular trading session on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day that the NYSE is open for trading, or as may be determined from time to time in accordance with policies approved by the Board (each, a “Determination Date”). In determining NAV, the Fund’s investments are valued as of the relevant Determination Date. The NAV of the Fund will equal, unless otherwise noted, the value of the total assets of the Fund, less all of its liabilities, including accrued fees and expenses allocated to Shares based on the relative net assets of each class to the total net assets of the Fund, each determined as of the relevant Determination Date.

Valuation of Investments

The Fund’s investments are valued as of each Determination Date at fair value consistent with the principles of ASC Topic 820, Fair Value Measurements (“ASC 820”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the valuation designee for the Fund to perform fair value determinations of the Fund’s investments. The Board has approved the Adviser’s valuation policy (“Valuation Policy”). The Adviser utilizes the resources and personnel of the Sub-Adviser and the Fund’s sub-administrator (as defined herein) in carrying out its responsibilities. The Board has ultimate oversight responsibility for valuing all investments held by the Fund.

Purchases of investments are recorded as of the first day of legal ownership of an investment and redemptions from investments are recorded as of the last day of legal ownership. Investments held by the Fund in Private Equity Assets may include (i) (a) secondary purchases of existing investments in individual operating companies, projects or properties and private investment funds from other investors sponsored by unaffiliated managers and/or strategic acquirers ("Investment Manager"), (b) investments in open-ended funds, which are often substantially invested, with evergreen or long duration structures which may not have an explicit termination date, (c) investments in private investment funds that are actively fundraising, but have already invested a certain percentage of capital commitments (e.g. 25% at the time of closing) in Private Equity Assets and (d) stapled primary investments contingent to a secondary investment purchase (together with the investments described in (a) - (d), “Secondary Investments”), (ii) investments in private funds that are actively fundraising that have not yet invested a significant portion of their capital commitments in Private Equity Assets (e.g., less than 25%) (“Primary Investments”) and (iii) equity and/or debt investments directly in operating companies, projects or properties, generally alongside Investment Managers that lead or participate in the transaction via equity or debt (“Co-Investments”). These types of debt or equity investments normally do not have readily available market prices and therefore will be fair valued according to the Valuation Policy at each Determination Date. The Valuation Policy requires evaluation of all relevant information reasonably available to the Adviser at the time the Fund’s investments are valued. Valuations of Private Equity Assets are inherently subjective and at any point in time may differ materially from the ultimate value, if any, realized on the investment.

Ordinarily, the fair value of the Fund’s investment in a Secondary Investment or a Primary Investment is based on the net asset value of the investment reported by its Investment Manager. In determining fair value, the Fund may incorporate public benchmark returns that are relevant to the investment funds under consideration to adjust fair values as of the relevant Determination Date. The public benchmark returns are adjusted for long-term, historical correlations between public and private investment returns and other relevant factors. If the Adviser determines that the Investment Manager has not reported a net asset value to the Fund, the Adviser will establish a fair value in accordance with the Fund’s Valuation Policy. In doing so, the Adviser will evaluate whether it is appropriate, considering all relevant circumstances, to use the last reported net asset value from the Investment Manager with adjustment made in accordance with the Fund’s Valuation Policy. The net asset values or adjusted net asset values are net of management fees and performance-based fees payable pursuant to the respective organizational documents of each investment fund.

Due to the inherent uncertainty of valuations, however, estimated fair values may differ from the values that would have been used had a readily available market for the investments existed and the differences could be material.

In assessing the fair value of the Fund’s Co-Investments in accordance with the Valuation Policy, on a case by case basis, the Adviser either applies the net asset value reported by the Investment Manager or a variety of methods such as earnings and market multiple analysis based on comparables, discounted cash flow analysis and market data from third party pricing services. The Adviser takes into account the following factors in determining the fair value of a Co-Investment: latest round of financing, company operating performance, market-based multiples, potential merger and acquisition activity and any other material information that may impact investment fair value.

In certain circumstances, the Adviser may determine that cost best approximates the fair value of a particular Private Equity Asset. The Fund will generally value its investments that are traded or dealt in upon one or more securities exchanges and for which market quotations are readily available at the last quoted sales price on the primary exchange, or at the mean between the current bid and ask prices on the primary exchange, as of the Determination Date.

StepStone Private Equity Strategies Fund

Notes to Consolidated Financial Statements (continued)

September 30, 2025 (unaudited)

The Sub-Adviser and one or more of its affiliates acts as investment adviser to clients other than the Fund. However, the value attributed to a Private Equity Asset held by the Fund and the value attributed to the same Private Equity Asset held by another client of the Sub-Adviser or one of its affiliates might differ as a result of differences in accounting, regulatory, timing and other factors applicable to the Fund when compared to such other client.

Short-term investments are highly liquid instruments with low risk of loss and recorded at NAV per share, which approximates fair value.

Debt Issuance Costs

Debt issuance costs consist of fees and expenses paid in connection with the closing of and amendments to the Fund’s revolving credit facility. The aforementioned costs are amortized over the instrument’s term. Unamortized debt issuance costs are presented net against the outstanding revolving credit facility balance on the Consolidated Statement of Assets and Liabilities.

Foreign Currency Translation

The books and records of the Fund are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates on the Determination Date. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the date of the relevant transaction. Net realized gain (loss) on foreign currency transactions and net change in unrealized appreciation (depreciation) on foreign currency translations represents foreign exchange: (1) gains and losses from the holding and sales of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions; and (3) gains and losses from the difference between amounts of interest and dividends recorded as receivable and the amounts actually received. The Fund does not separately isolate the impact of changes in exchange rates from other changes in the fair value of investments within the net realized gain (loss) and the change in unrealized appreciation (depreciation) of investments as presented on the Consolidated Statement of Operations. The Fund presents net realized gain (loss) on foreign currency transactions, as well as changes in unrealized appreciation (depreciation) on foreign currency translations related to foreign cash and receivable balances, as separate line items on the Consolidated Statement of Operations.

Realized Gains on Investments, Interest Income and Dividend Income

Distributions received from Secondary Investments, Primary Investments and Co-Investments occur at irregular intervals and the exact timing of the distributions is not known. The classification and timing of distributions received in cash or in-kind, including return of capital, realized gains, interest income and dividend income, is based on information received from the Investment Manager of the Secondary Investment, Primary Investment or Co-Investments. To the extent a distribution exceeds the remaining cost basis of an investment, based on information provided by the Investment Manager, the excess amount is recognized as a realized gain distribution from investments. Dividend income and interest income are recorded on an ex-dividend date and accrual basis, respectively. Dividend income earned on short-term money market investments is accrued daily.

Fund Expenses

The Fund bears all expenses incurred in the course of its operations including, but not limited to, the following: all fees and expenses of the Private Equity Assets in which the Fund invests (“Acquired Fund Fees”), management fees, expenses associated with a credit facility, legal fees, administrator fees, audit and tax preparation fees, custodial fees, transfer agency fees, registration expenses, expenses of the Board and other administrative expenses. Certain of these operating expenses are subject to an expense limitation agreement (“Expense Limitation and Reimbursement Agreement” as further discussed in Note 4).

Expenses are recorded on an accrual basis and expenses other than class-specific expenses are allocated pro-rata to Shares based upon prior day net assets at each Determination Date. Class-specific expenses are allocated only to their respective share class (see Note 6). Closing costs associated with the purchase of Secondary Investments, Primary Investments and Co-Investments are included in the cost of the investment.

Federal Income Taxes

For U.S. federal income tax purposes, the Fund has elected to be treated, and intends to qualify annually, as a Regulated Investment Company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its taxable net investment income and net realized capital gains to Shareholders each year and by meeting certain diversification and income requirements with respect to investments. If the Fund were to fail to meet the requirements to qualify as a RIC, and if the Fund were ineligible to or otherwise unable to cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, whether or not distributed to Shareholders, and all distributions of earnings and profits would be taxable to Shareholders as ordinary income.

StepStone Private Equity Strategies Fund

Notes to Consolidated Financial Statements (continued)

September 30, 2025 (unaudited)

Additionally, the Fund is subject to a 4% federal excise tax on any undistributed income, including net capital gains, if it does not distribute at least 98% of its taxable income and 98.2% of its capital gains each year. The Fund endeavors to meet these distribution requirements to avoid such excise tax, and any excise tax liability, if incurred, will be reflected in the consolidated financial statements.

The Fund’s tax year is the 12-month period ending September 30. The Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Fund is subject to examination by federal, state, local and foreign jurisdictions, where applicable. The Fund's first tax return will be for the tax year ending September 30, 2025, which will remain subject to examination by the major tax jurisdictions under the statute of limitations upon filing.

Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes under U.S. GAAP. Differences may be permanent or temporary. Permanent differences, including book/tax differences relating to Shareholder distributions, are reclassified among capital accounts in the consolidated financial statements to reflect the applicable tax characterization. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse in the future. The tax basis components of distributable earnings differ from the amounts reflected in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations due to temporary book/tax differences. These amounts will be finalized before filing the Fund’s federal tax return.

In accounting for income taxes, the Fund follows the guidance in FASB ASC Codification 740, Income Taxes ("ASC 740"). ASC 740 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the consolidated financial statements. Management evaluates the tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions will "more-likely-than-not" be sustained upon examination by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold that would result in a tax benefit or expense to the Fund would be recorded as a tax benefit or expense in the current year.

In preparing the consolidated financial statements, STPEX LLC and STPEX Cayman LLC are required to recognize their estimate of income taxes for purposes of determining deferred tax assets or liabilities. STPEX LLC is subject to U.S. federal and state income taxes while STPEX Cayman LLC is subject to U.S. federal withholding tax, state taxes, and branch profits tax on effectively connected income with a U.S. trade or business. The Fund recognizes deferred income taxes for temporary differences in the basis of assets and liabilities for financial and income tax purposes. Deferred tax assets are recognized for deductible temporary differences, tax credit carryforwards or net operating loss carryforwards and deferred tax liabilities are recognized for taxable temporary differences. To the extent the Wholly-Owned Subsidiaries have a deferred tax asset, consideration is given to whether a valuation allowance is required.

Organizational and Offering Costs

During the period from Inception through the Commencement of Operations, the Fund incurred organizational costs of $0.3 million which are excluded from the Statement of Operations. From Commencement of Operations to September 30, 2025, the Fund incurred additional organizational costs of $0.1 million, resulting in total organizational costs of $0.4 million. As of September 30, 2025, $0.1 million of organizational costs is included in professional fees payable as reflected on the Consolidated Statement of Assets and Liabilities. The organizational costs paid by the Adviser may be reimbursed by the Fund in accordance with the Expense Limitation and Reimbursement Agreement. Organizational costs consist primarily of costs to establish the Fund and enable it to legally conduct business. The Fund expenses organizational costs as incurred.

During the period from Inception through the Commencement of Operations, the Fund incurred offering costs of $0.5 million. From Commencement of Operations to September 30, 2025, the Fund incurred additional offering costs of $0.2 million, resulting in total offering costs of $0.7 million. As of September 30, 2025, $0.5 million of offering costs is included in professional fees payable as reflected on the Consolidated Statement of Assets and Liabilities. Offering costs are treated as deferred charges and, upon Commencement of Operations, amortized over a 12-month period using the straight-line method. During the period September 8, 2025 to September 30, 2025, the Fund amortized offering costs of $31,224 which are included in the Consolidated Statement of Operations. Offering costs paid by the Adviser may be reimbursed by the Fund in accordance with the Expense Limitation and Reimbursement Agreement. Offering costs consist primarily of legal fees, filing fees and printing costs in connection with the preparation of the registration statement and related filings. The Fund will continue to incur offering costs due to its continuously offered status. Ongoing offering costs will be expensed as incurred.

StepStone Private Equity Strategies Fund

Notes to Consolidated Financial Statements (continued)

September 30, 2025 (unaudited)

Cash

Cash includes monies on deposit with UMB Bank, N.A. who serves as the Fund’s custodian (“Custodian”). Deposits, at times, may exceed the insurance limit guaranteed by the Federal Deposit Insurance Corporation. The Fund has not experienced any losses on deposits and does not believe it is exposed to significant credit risk on such deposits. There are no restrictions on cash held by the Custodian on the Fund’s behalf.

Deferred Costs Relating to Purchases of Secondary Investments

Deferred costs associated with the acquisition of Secondary Investments are amortized daily over the deferral period until the payment due date. On the due date, the payment value corresponds to the notional amount owed to the respective counterparty.

Segment Reporting

An operating segment is defined in ASC Topic 280, Segment Reporting, as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Fund’s Adviser acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole. The Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of a defined investment strategy which is executed by the Fund’s portfolio managers as described in Note 1. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios, changes in net assets resulting from operations, and subscriptions and redemptions activity is used by the CODM to assess the Fund’s performance versus comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, and is consistent with that presented within the Fund’s consolidated financial statements. Segment assets are reflected on the accompanying Consolidated Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Consolidated Statement of Operations.

New Accounting Pronouncements

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which amends current guidance to provide expanded disclosure for the rate reconciliation with information about specific categories and reconciling items that meet a specific threshold, and to provide additional information about income taxes paid disaggregated by jurisdiction. The amendment is effective for annual periods beginning after December 15, 2024, with early adoption permitted. The Fund does not expect the adoption of this guidance to have a material effect on the consolidated financial statements.

3. Fair Value Measurements

U.S. GAAP, ASC 820, defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the asset or liability. ASC 820 establishes a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below:

Level 1: Quoted prices are available in active markets for identical investments as of the reporting date. The types of investments which would generally be included in Level 1 include listed equities, registered money market funds and short-term investment vehicles.

Level 2: Pricing inputs are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value is determined through the use of models or other valuation methodologies. The types of investments which would generally be included in Level 2 include corporate bonds and loans and less liquid and restricted equity securities.

Level 3: Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment and/or estimation. Those unobservable inputs, that are not corroborated by market data, generally reflect the reporting entity’s own assumptions about the assumptions market participants would use in determining the fair value of the investment. The types of investments which would generally be included in Level 3 are equity and/or debt securities issued by private entities.

StepStone Private Equity Strategies Fund

Notes to Consolidated Financial Statements (continued)

September 30, 2025 (unaudited)

In accordance with ASC 820, certain portfolio investments are excluded from the fair value hierarchy as they are valued using NAV as a practical expedient. These investments are fair valued using NAV or by adjusting the most recently available NAV for cash flows and public benchmark returns. As such, investments in securities with a fair value of $129.4 million are excluded from the fair value hierarchy as of September 30, 2025.

The following is a summary of the Fund's investments classified by fair value hierarchy as of September 30, 2025:

	Level 1	Level 2	Level 3	Investments Valued at NAV	Total
Co-Investments	$—	$—	$—	$10,000,000	$10,000,000
Secondary Investments	—	—	—	119,440,984	119,440,984
Total Investments	$—	$—	$—	$129,440,984	$129,440,984

Changes in inputs or methodologies used for valuing investments may result in transfers in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be indicative of the risk associated with investing in those investments. Transfers between levels of the fair value hierarchy are reported at the beginning of the reporting period in which they occur.

A listing of the Private Equity Asset types held by the Fund and the related attributes, as of September 30, 2025, are shown in the table below:

Investment Type	Investment Strategy	Fair Value	Unfunded Commitments
Co-Investments	Investments in the equity and/or debt of operating companies, projects or properties generally alongside an Investment Manager	$10,000,000	$—
Secondary Investments	Investments in individual companies and private funds purchased from other investors, open-ended funds, private funds actively fundraising with 25% or more of capital commitments invested and stapled primary investments	$119,440,984	$43,728,822

4. Investment Adviser and Transactions with Affiliates

In consideration of its services to the Fund, the Adviser is entitled to a management fee (“Management Fee”) equal to 1.60% on an annualized basis of the Fund’s daily net assets. The Management Fee is accrued daily and payable monthly in arrears. The Adviser pays the Sub-Adviser 50% of the Management Fee. For the period September 8, 2025 to September 30, 2025, the Adviser earned $0.4 million in Management Fees of which $0.4 million was payable as of September 30, 2025.

The Adviser has entered into an Expense Limitation and Reimbursement Agreement with the Fund from an effective date of June 5, 2025 through the one-year anniversary of the Commencement of Operations of the Fund (“Limitation Period”). The Adviser may extend the Limitation Period for a period of one year on an annual basis. The Expense Limitation and Reimbursement Agreement limits the amount of the Fund’s aggregate ordinary operating expenses, excluding certain specified expenses (“Specified Expenses”), borne by the Fund in respect of each class of Shares during the Limitation Period to an amount not to exceed 1.00% for Class I shares, D shares, and S shares, on an annualized basis, of the Fund’s prior day net assets (“Expense Cap”). Specified Expenses that are not covered by the Expense Limitation and Reimbursement Agreement include: (i) the Management Fee; (ii) all fees and expenses of Private Equity Assets and other investments in which the Fund invests (including the underlying fees of the Investment Funds and other investments ("Acquired Fund Fees and Expenses")); (iii) transactional costs, including legal costs and brokerage commissions, and sourcing and servicing or related fees incurred by the Fund in connection with the servicing by non-affiliated third parties of, and other related administrative services associated with the acquisition and disposition of the Fund’s investments; (iv) interest payments incurred on borrowings by the Fund or its subsidiaries; (v) fees and expenses incurred in connection with any credit facility obtained by the Fund or any of its subsidiaries, including any expenses for acquiring ratings related to the credit facilities; (vi) distribution and shareholder servicing fees, as applicable; (vii) taxes; (viii) any indemnification expenses; (ix) expenses in connection with holding and/or soliciting proxies for any meetings of Shareholders; and (x) extraordinary expenses resulting from events and transactions that are distinguished by their unusual nature and by the infrequency of their occurrence, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceeding.

StepStone Private Equity Strategies Fund

Notes to Consolidated Financial Statements (continued)

September 30, 2025 (unaudited)

If the Fund’s aggregate ordinary operating expenses, exclusive of the Specified Expenses, in respect of any class of Shares for any day, exceeds the Expense Cap applicable to that class of Shares, the Adviser will waive its Management Fee and/or reimburse the Fund for expenses to the extent necessary to eliminate such excess. The Adviser may also directly pay expenses on behalf of the Fund and waive reimbursement under the Expense Limitation and Reimbursement Agreement. To the extent that the Adviser waives its Management Fee, reimburses expenses to the Fund or pays expenses directly on behalf of the Fund, it is permitted to recoup from the Fund any such amounts for a period not to exceed three years from the month in which such fees and expenses were waived, reimbursed, or paid, even if such recoupment occurs after the termination of the Limitation Period.

However, the Adviser may only recoup the waived fees, reimbursed expenses or directly paid expenses in respect of the applicable class of Shares if (i) the aggregate ordinary operating expenses have fallen to a level below the relevant Expense Cap and (ii) the recouped amount does not raise the level of aggregate ordinary operating expenses plus waived fees, reimbursed expenses or directly paid expenses in respect of a class of Shares in the month of recoupment to a level that exceeds (x) any Expense Cap applicable at that time or (y) the Expense Cap in effect at the time such fees and expenses were waived, reimbursed, or paid.

During the period September 8, 2025 to September 30, 2025, the Fund incurred $28,521 in expenses exceeding the Expense Cap which are subject to recoupment under the Expense Limitation and Reimbursement Agreement across all share classes. As referenced in Note 1, the Fund had previously incurred $0.3 million in expenses exceeding the Expense Cap under the same agreement, resulting in cumulative expenses in excess of the cap of $0.3 million.

As of September 30, 2025, the Consolidated Statement of Assets and Liabilities reflects a Due to Adviser balance of $0.1 million. This balance represents the net of the $0.3 million expense excess and $0.4 million in expenses paid by the Adviser on behalf of the Fund. The Adviser paid these expenses to reduce the Fund's ordinary operating expenses below the Expense Cap established under the Expense Limitation and Reimbursement Agreement. The expenses covered by the Adviser primarily include the Fund’s initial organizational and offering expenses incurred from the Fund’s Inception through the Commencement of Operations.

The Adviser also serves as the Fund’s administrator (“Administrator”) pursuant to an administration agreement (“Administration Agreement”) under which the Administrator provides administrative, accounting and other services to the Fund. Pursuant to the Administration Agreement, which became effective June 5, 2025, the Fund pays the Administrator an administration fee ( “Administration Fee”) in an amount up to 0.32% on an annualized basis of the Fund’s net assets. The Administration Fee is accrued daily based on the value of the prior day net assets of the Fund as of the close of business on each business day (including any assets in respect of Shares that will be repurchased by the Fund on such date), and is payable monthly in arrears. For the period September 8, 2025 to September 30, 2025, the Administrator earned $49,003 in Administration Fees of which $49,003 was payable as of September 30, 2025.

5. Sub-Administrator, Custodian and Transfer Agent

From the proceeds of the Administration Fee, the Administrator pays UMB Fund Services, Inc. (“Sub-Administrator”) a sub-administration fee to perform certain administrative and accounting services for the Fund on behalf of the Administrator. The sub-administration fee, pursuant to a sub-administration agreement and a fund accounting agreement, is paid monthly by the Administrator and is based on the value of the net assets of the Fund as of the close of business on each business day, subject to an annual minimum.

UMB Bank, N.A. serves as the Fund’s Custodian pursuant to a custody agreement. As the Custodian, UMB Bank, N.A. holds the Fund’s U.S. assets. Foreign assets, if any, including foreign currency holdings, are held by a designated sub-custodian appointed by the Custodian in accordance with the terms of the custody agreement. For the September 8, 2025 to September 30, 2025, the Custodian earned $3,616 in custody fees, recorded in other expenses on the Consolidated Statement of Operations, of which $3,616 was payable as of September 30, 2025 and recorded in other accrued expenses on the Consolidated Statement of Assets and Liabilities.

The Sub-Administrator also serves as the Fund’s transfer agent (“Transfer Agent”) pursuant to a transfer agency agreement. The Transfer Agent, among other things, receives and processes purchase orders, effects issuance of Shares, prepares and transmits payments for distributions, receives and processes repurchase offers and maintains records of account. For the period September 8, 2025 to September 30, 2025, the Transfer Agent earned $40,243 in transfer agent fees of which $40,243 was payable as of September 30, 2025.

StepStone Private Equity Strategies Fund

Notes to Consolidated Financial Statements (continued)

September 30, 2025 (unaudited)

6. Distribution and Shareholder Servicing Plan

Distribution Services, LLC serves as the Fund’s distributor (“Distributor”) pursuant to a distribution agreement. The Distributor distributes the Shares of the Fund. The Distributor is authorized to enter into Sub-Distribution Agreements with brokers, dealers, certain registered investment advisers and other financial intermediaries to effect the distribution of Shares of the Fund. To operate in a manner consistent with Rule 12b-1 under the 1940 Act, the Fund pays a distribution and shareholder servicing fee out of the net assets of Class S Shares at the annual rate of 0.85% of the aggregate NAV of Class S Shares. To operate in a manner consistent with Rule 12b-1 under the 1940 Act, the Fund pays a shareholder servicing fee out of the net assets of Class D Shares at the annual rate of 0.25% of the aggregate NAV of Class D Shares. Distribution and shareholder servicing fees are determined and accrued daily based on the net assets of the share class as of the close of business on each business day (including net assets in respect of Shares that will be repurchased by the Fund on such date). Class I Shares are not subject to a distribution and shareholder servicing fee. For the period September 8, 2025 to September 30, 2025, distribution and shareholder servicing fees incurred are disclosed on the Consolidated Statement of Operations.

7. Revolving Credit Facility

Effective September 25, 2025, STPEX Holdings LLC entered into a senior secured credit agreement with UBS AG, Stamford Bank ("UBS"), as the lender, to provide the Fund with a revolving credit facility ("Credit Facility"). STPEX Holdings LLC is a direct, wholly-owned subsidiary of the Fund organized as a Delaware limited liability company. Borrowings under the Credit Facility are secured by all of the assets of STPEX Holdings LLC. The Credit Facility carries an initial commitment (“Commitment”) of $150.0 million. The purpose of the Credit Facility is to provide short-term working capital, primarily to bridge the timing of the Fund’s acquisition of Private Equity Assets in advance of the receipt of investor subscriptions.

The Credit Facility has an interest rate of the secured overnight financing rate ("Term SOFR") rate plus an applicable margin ("Applicable Margin") of 3.00% per annum through December 31, 2025 and 2.75% per annum on and from January 1, 2026. The Credit Facility has a commitment fee of 0.50% and a minimum utilization fee equal to the Applicable Margin. The minimum utilization fee is calculated based on a minimum borrowing requirement equal to 25% of the Commitment.

The stated maturity date of the Credit Facility is September 24, 2027, subject to extensions or termination events described in the credit agreement. The Credit Facility includes a provision for automatic extension of the Credit Facility by an additional twelve months annually, beginning one year after the closing date.

In conjunction with the Credit Facility, the Fund incurred total debt issuance costs of $0.8 million which are being amortized in the Consolidated Statement of Operations over the term of the Credit Facility. For the period September 8, 2025 to September 30, 2025, revolving credit facility interest and fees incurred by the Fund were $1,306. For the period September 8, 2025 to September 30, 2025, there were no borrowings under the Credit Facility.

8. Commitments and Contingencies

As of September 30, 2025, the Fund has contractual unfunded commitments to provide additional funding of $43.7 million to certain investments.

ASC 460-10, Guarantees - Overall, requires entities to provide disclosure and, in certain circumstances, recognition of guarantees and indemnifications. In the normal course of business, the Fund enters into contracts that contain a variety of indemnification arrangements. The Fund’s exposure under these arrangements, if any, cannot be quantified. However, the Fund has not had claims or losses pursuant to these indemnification arrangements and expects the potential for a material loss to be remote.

The Fund may, from time to time, be party to various legal matters arising in the ordinary course of business, including claims and litigation proceedings. Although the ultimate outcome of the foregoing matters, if any, cannot be ascertained at this time, the Adviser believes, after consultation with counsel, that the resolution of such matters would not have a material adverse effect on the Fund’s consolidated financial statements.

Contingencies associated with the Expense Limitation and Reimbursement Agreement are discussed in Note 4.

9. Capital Share Transactions

The Fund offers three separate classes of shares of beneficial interest designated as Class I Shares, Class D Shares and Class S Shares.

Each class of Shares is subject to different fees and expenses.

The minimum initial investment in Class I Shares by an investor in the Fund is $1.0 million. The minimum initial investment in Class D Shares and Class S Shares by an investor is $5,000. The minimum initial investment in any share class may be reduced at the Adviser's discretion. Investors purchasing Class S Shares may be charged a sales load up to a maximum of 3.50%. Investors purchasing Class I Shares and Class D Shares are not charged a sales load. The Fund accepts initial and additional purchases of Shares daily at the Fund’s then-current NAV per share.

StepStone Private Equity Strategies Fund

Notes to Consolidated Financial Statements (continued)

September 30, 2025 (unaudited)

Subject to certain conditions, Shareholders may exchange shares from one class to another for an equivalent NAV amount of that share class.

The following table summarizes the capital share transactions for the period September 8, 2025 to September 30, 2025:

	For the Period Ended September 30, 2025*
	(unaudited)
	Shares	Dollar Amounts
Class I
Proceeds from shares issued[1]	74,385,455	$743,986,979
Reinvestment of distributions	—	—
Repurchase of shares	—	—
Exchange of shares	—	—
Net increase (decrease)	74,385,455	$743,986,979

Class D
Proceeds from shares issued	1,000	$10,000
Reinvestment of distributions	—	—
Repurchase of shares	—	—
Exchange of shares	—	—
Net increase (decrease)	1,000	$10,000

Class S
Proceeds from shares issued	1,000	$10,000
Reinvestment of distributions	—	—
Repurchase of shares	—	—
Exchange of shares	—	—
Net increase (decrease)	1,000	$10,000

*	The Fund commenced operations on September 8, 2025.
[1]	Class I has a $100,000 beginning balance from initial seed investment, not included in current period capital share transactions. See Note 1 in the accompanying notes to consolidated financial statements.

The Fund will conduct semi-annual offers to repurchase between 5.00% and 25.00% of its outstanding Shares at NAV, unless such offer is suspended or postponed in accordance with regulatory requirements (as discussed in Note 1). No Shareholder will have the right to require the Fund to repurchase such Shareholder’s Shares or any portion thereof. In the event that Shareholders, in the aggregate, submit for repurchase more than the number of Shares that the Fund will offer to repurchase, the Fund will repurchase the Shares on a pro rata basis, which may result in the Fund not honoring the full amount of a Share repurchase requested by a Shareholder. In connection with any given semi-annual repurchase offer, the Fund currently intends to repurchase 5.00% of its outstanding Shares.

Rule 23c-3(b)(5) of the 1940 Act permits the Fund to repurchase up to an additional 2.00% of its outstanding Shares beyond the stated repurchase offer amount in the event that Shareholder repurchase requests exceed the offer. During the period presented, the Fund did not conduct any repurchase offers.

10. Dividend Reinvestment Plan

Pursuant to the Dividend Reinvestment Plan ("DRIP") established by the Fund, each Shareholder whose Shares are registered in its own name will automatically be a participant under the DRIP and all income and/or capital gain dividend distributions will automatically be reinvested in additional Shares unless such Shareholder specifically elects to receive all income and/or capital gain dividends in cash. A Shareholder is free to change this election at any time. If, however, a Shareholder requests to change its election within 30 days prior to a distribution, the request will be effective only with respect to distributions after the 30-day period.

StepStone Private Equity Strategies Fund

Notes to Consolidated Financial Statements (continued)

September 30, 2025 (unaudited)

11. Investment Transactions

For the period September 8, 2025 to September 30, 2025, purchases of investments, excluding short-term investments, were $97.1 million For the period September 8, 2025 to September 30, 2025, there were no distributions received from investments, excluding short-term investments. During the period September 8, 2025 to September 30, 2025, there were no sale, redemption or other disposition of investments, excluding short-term investments.

12. Tax Information

The Fund has temporary differences primarily due to timing differences of the amortization of organizational costs.

U.S. GAAP requires that certain components of net assets be reclassified between financial and tax reporting. For the tax year ended September 30, 2025, the Fund had a permanent book to tax difference of $21,628, resulting primarily from non-deductible offering costs. This permanent book to tax difference has been reclassified to paid-in capital and has no effect on the net assets or net asset value per share of the Fund.

For the tax year ended September 30, 2025, the Fund’s tax components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income	$623,436
Net tax appreciation (depreciation)	31,952,344
Other temporary differences	(252,112)
Total distributable earnings (accumulated loss)	$32,323,668

The Fund made no Subchapter M distributions during the period September 8, 2025 to September 30, 2025.

As of September 30, 2025, the Fund had no qualified late year losses.

As of September 30, 2025, the federal tax cost of investments and unrealized appreciation (depreciation) are as follows:

Gross unrealized appreciation	$33,255,638
Gross unrealized depreciation	(954,206)
Net unrealized appreciation (depreciation) on investments	$32,301,432

Tax cost of investments	$97,139,552

STPEX LLC was not required to recognize a provision for income tax expense during the period September 8, 2025 to September 30, 2025.

As of September 30, 2025, the Fund had no uncertain tax positions for federal, state or local income tax purposes. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as a component of income tax expense in the Consolidated Statement of Operations. For the period September 8, 2025 to September 30, 2025, the Fund did not incur any interest or penalties.

13. Risk Factors

An investment in the Fund involves material risks, including performance risk, liquidity risk, business and financial risk, risks associated with the use of leverage, valuation risk, tax risk and other risks that should be carefully considered prior to investing and investing should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment.

StepStone Private Equity Strategies Fund

Notes to Consolidated Financial Statements (continued)

September 30, 2025 (unaudited)

14. Subsequent Events

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet or may be of such a nature that disclosure will keep the financial statements from being misleading. The Adviser has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s consolidated financial statements or the accompanying notes.

StepStone Private Equity Strategies Fund

Approval of Investment Advisory and Sub-Advisory Agreements

September 30, 2025 (unaudited)

At an in-person meeting of the Board of Trustees (“Board”) of StepStone Private Equity Strategies Fund (“Fund”) held on May 22, 2025 (“Meeting”), the Board, including a majority of the Trustees who are not considered to be “interested persons” of the Fund (“Independent Trustees”) under the Investment Company Act of 1940, as amended (“1940 Act”), unanimously voted to approve for an initial two-year period each of the following: (i) an investment advisory agreement by and between StepStone Group Private Wealth LLC (“Adviser”) and the Fund (“Advisory Agreement”); and (ii) a separate sub-advisory agreement by and among StepStone Group LP (“Sub-Adviser” and collectively with the Adviser, the “Advisers”), the Adviser and the Fund (“Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”).

In connection with their consideration of whether to approve the Agreements, the Board received and reviewed information provided by the Advisers relating to the Fund, the Agreements and the Advisers, including comparative fee and expense information and other information regarding the respective nature, extent and quality of services to be provided by each Adviser under the Agreements. The materials provided to the Board generally included, among other items: (i) information on the Fund’s management fees and other expenses, including information comparing the management fees to be paid by the Fund to those of a peer group of funds; (ii) information about each Adviser’s estimated profitability with respect to the Agreements; (iii) a memorandum prepared by each Adviser in response to a request submitted by legal counsel to the Funds (each, a “Response Memorandum”), including a description of each Adviser’s business, a copy of each Adviser’s Form ADV, and certain other information about each Adviser to be considered in connection with the review by the members of the Board; and (iv) a memorandum from legal counsel to the Funds on the responsibilities of the Board in considering for approval investment advisory and investment sub-advisory arrangements under the 1940 Act. The Board, including the Fund’s Independent Trustees, also considered other matters such as: (i) the Fund’s investment objective and strategies; (ii) the Advisers’ investment personnel and operations, including the personnel and other resources devoted to the Fund; (iii) the Advisers’ financial results and financial condition; (iv) the resources to be devoted to the Fund’s investment policies and restrictions, policies on personal securities transactions and other compliance policies and procedures; (v) the Advisers’ policies with respect to allocation of investments and seeking best execution; and (vi) possible conflicts of interest. Throughout the process, the Board had the opportunity to ask questions of and request additional materials from the Advisers.

In determining whether to approve the Agreements for the Fund, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. The Board, including the Independent Trustees, did not identify any single factor as determinative. Individual members of the Board may have evaluated the information presented differently from one another, giving different weights to various factors in considering whether to approve the Agreements. The Board was also furnished with an analysis of its fiduciary obligations in connection with its evaluation of the Agreements and, throughout the evaluation process, the Board was assisted by counsel for the Fund. A more detailed summary of the important, but not necessarily all, factors the Board considered with respect to its approval of the Agreements is provided below.

Advisory Agreement

Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement included the factors listed below.

The nature, extent and quality of the services to be provided to the Fund under the Advisory Agreement. The Board considered the responsibilities the Adviser would have under the Advisory Agreement, and the services that would be provided by the Adviser to the Fund, including, without limitation, the management, oversight, operational, and governance services that the Adviser and its employees would provide to the Fund, the services already provided by the Adviser related to organizing the Fund, the Adviser’s coordination of services for the Fund by its service providers, its compliance procedures and practices, and its efforts to promote the Fund. The Board also considered the background and experience of the Adviser’s senior management personnel. The Board noted that certain of the Fund’s officers are employees of the Adviser or its affiliates and serve the Fund without additional compensation from the Fund. The Board further considered information regarding the Adviser’s program designed to ensure compliance with federal securities and other applicable laws and the Adviser’s risk management processes. After reviewing the foregoing information and further information in the Adviser’s Response Memorandum (which included, among other information, descriptions of the Adviser’s business and the Adviser’s Form ADV) and discussing the Adviser’s proposed services to the Fund, the Board concluded that the quality, extent, and nature of the services proposed to be provided by the Adviser would be satisfactory and appropriate for the Fund.

Investment management capabilities and experiences of the Adviser. The Board considered the quality of the services to be provided and the quality of the Adviser’s resources that would be available to the Fund. The Board evaluated the Adviser’s advisory, operational, governance, distribution, legal, compliance, and risk management services, among other services, and information the Board received regarding the experience and professional qualifications of the Adviser’s key personnel and the size and functions of its staff. The Board noted that the Adviser is a wholly owned subsidiary of the Sub-Adviser and leverages the infrastructure of the Sub-Adviser to support its operations, which includes working closely with key personnel of the Sub-Adviser. After consideration of these factors, the Board determined that the Adviser would be an appropriate investment adviser for the Fund.

StepStone Private Equity Strategies Fund

Approval of Investment Advisory and Sub-Advisory Agreements (continued)

September 30, 2025 (unaudited)

Performance. The Board considered that the Fund had no operational history and that its performance was not a factor at this time in deciding whether to approve the Advisory Agreement.

Cost of the services to be provided and profits to be realized by the Adviser from the relationship with the Fund. The Board examined and evaluated the fee arrangement between the Adviser and the Fund under the proposed Advisory Agreement, including as compared with the fees and expenses of certain unaffiliated closed-end funds operated as interval funds considered by the Adviser to have similar investment objectives and strategies to the Fund (“Peer Group”). The Board considered information about the Adviser’s estimated profitability with respect to the Fund, as well as the expected costs of services to be provided by the Adviser to the Fund. The Board received and reviewed information relating to the financial condition of the Adviser and its affiliates. The Board also considered potential benefits for the Adviser in managing the Fund, including promotion of the Adviser’s name and enhancement of its reputation in the industry. Upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Adviser by the Fund are appropriate and representative of arm’s-length negotiations.

Economies of Scale. The Board considered the size and growth prospects of the Fund and how it relates to the structure of the Fund’s management fee schedule, which does not include breakpoints. The Board considered that the Fund's growth prospects were uncertain and concluded that it would be premature to consider economies of scale as a factor in approving the Advisory Agreement at the present time.

Comparison of fees to be paid to those under other investment advisory contracts. In evaluating the management fees and expenses, the Board considered the Fund’s management fees in absolute terms and as compared with the fees and expenses of the Peer Group. Based upon the comparative fee information provided, the Board noted that the Fund’s management fees were moderately above the Peer Group’s average annual management fee. The Board also considered the Adviser's commitment pursuant to the expense limitation agreement with the Fund whereby the Adviser would agree to pay, absorb, or reimburse the Fund's aggregate monthly ordinary operating expenses, excluding certain specified expenses, in order to limit the operating expenses to 1.00% for Class S, Class D, and Class I shares, on an annualized basis, of the Fund's prior day net assets. The Board considered the level of the Fund's management fees in light of the level of service expected to be received from the Adviser and the strategies to be employed in managing the Fund.

Benefits derived or to be derived by the Adviser from its relationship with the Fund. The Board considered “fall out” or ancillary benefits that would accrue to the Adviser as a result of its relationship with the Fund (other than the advisory fee), including non-quantifiable reputational benefits. The Board noted in this regard that the Adviser continues to evaluate and pursue opportunities to provide advisory services to additional funds or other vehicles with overlapping investment strategies, and that the growth prospects of the Fund may enhance the Adviser’s ability to market its services and win such mandates.

Sub-Advisory Agreement

Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Sub-Advisory Agreement included the factors listed below.

The nature, extent, and quality of the services to be provided to the Fund under the Sub-Advisory Agreement. The Board considered the responsibilities the Sub-Adviser would have under the Sub-Advisory Agreement and the services that would be provided by the Sub-Adviser including, without limitation, the investment advisory services and the Sub-Adviser’s compliance procedures and practices. The Board also considered the background, and experience of the Sub-Adviser’s senior management personnel and the qualifications, background, and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management services for the Fund. After reviewing the foregoing information and further information in the materials, including the Sub-Adviser’s Response Memorandum (which included, among other information, descriptions of the Sub-Adviser’s business and the Sub-Adviser’s Form ADV), the Board concluded that the quality, extent, and nature of the services to be provided by the Sub-Adviser would be satisfactory and appropriate for the Fund.

The investment management capabilities and experience of the Sub-Adviser. The Board evaluated the investment management experience of the Sub-Adviser, noting that the Sub-Adviser currently manages accounts that use an investment strategy similar to that proposed for the Fund (although none of the accounts are registered investment companies). The Board also considered that the Fund will benefit from the scale and resources of the Sub-Adviser and its affiliates. It was noted that the Sub-Adviser is a global private markets investment firm focused on providing customized investment solutions and advisory and data services to its clients and, as of March 31, 2025, the Sub-Adviser oversaw approximately $709 billion of private markets allocations, including approximately $189 billion of assets under management. The Board discussed with the Sub-Adviser the investment objective and strategies of the Fund and the Sub-Adviser’s plans for implementing the Fund’s strategies. After considering these factors, the Board determined that the Sub-Adviser would be an appropriate Sub-Adviser to the Fund.

Performance. The Board considered that the Fund had no operational history and that its performance was not a factor at this time in deciding whether to approve the Sub-Advisory Agreement.

StepStone Private Equity Strategies Fund

Approval of Investment Advisory and Sub-Advisory Agreements (continued)

September 30, 2025 (unaudited)

The costs of the services to be provided and profits to be realized by the Sub-Adviser from its relationship with the Fund. The Board reviewed the proposed fees to be paid under the Sub-Advisory Agreement, which the Board noted would be paid by the Adviser, not the Fund. The Board considered information about the Sub-Adviser’s estimated profitability with respect to the Fund, as well as the costs of services provided by the Sub-Adviser to the Fund. The Board received and reviewed information relating to the financial condition of the Sub-Adviser and its affiliates. Upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Sub-Adviser by the Adviser under the Sub-Advisory Agreement are appropriate and representative of arm’s-length negotiations.

Economies of Scale. The Board considered the size and growth prospects of the Fund and how it relates to the structure of the Fund’s management fee schedule, noting that the Adviser is responsible for the payment of sub-advisory fees to the Sub-Adviser. The Board considered that the Fund's growth prospects were uncertain and concluded that it would be premature to consider economies of scale as a factor in approving the Sub-Advisory Agreement at the present time.

Other benefits to be derived by the Sub-Adviser from its relationship with the Fund. The Board considered “fall-out” or ancillary benefits that would accrue to the Sub-Adviser as a result of its relationship with the Fund (other than the sub-advisory fee), including non-quantifiable reputational benefits. The Board noted in this regard that the Sub-Adviser continues to evaluate and pursue opportunities to provide advisory services to additional funds or other vehicles with overlapping investment strategies, and that the track record of the Fund may enhance the Sub-Adviser’s ability to market its services and win such mandates.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision on the approval of the Agreements. In reaching this conclusion, the Board did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves. Based on the discussions and considerations at the Meeting, the Board, including the Independent Trustees, voted to approve the Agreements.

StepStone Private Equity Strategies Fund

Other Information
September 30, 2025 (unaudited)

Interval Fund Policy

The Fund has adopted a fundamental policy, which may be changed only by the affirmative vote of a "majority of the outstanding voting securities" of the Fund (as defined in the 1940 Act), that it will make semi-annual repurchase offers pursuant to Rule 23c-3 under the 1940 Act, as such rule may be amended from time to time, for between 5% and 25% of the Fund's shares outstanding at NAV, unless suspended or postponed in accordance with regulatory requirements, and each repurchase pricing shall occur no later than the 14th day after the repurchase request deadline, or the next business day if the 14th day is not a business day.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (704) 215-4300 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (877) 772-7724 or by accessing the Fund’s Form N-PX on the SEC’s website at sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC website at sec.gov, or without charge and upon request by calling the Fund at (704) 215-4300.

Investment Adviser and Administrator

StepStone Group Private Wealth LLC

128 S Tryon St., Suite 1600

Charlotte, North Carolina 28202

www.stepstonepw.com

Investment Sub-Adviser

StepStone Group LP

4225 Executive Square, Suite 1600

La Jolla, California 92037

Custodian

UMB Bank, N.A.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Sub-Administrator, Transfer Agent and Sub-Accountant

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, Wisconsin 53212-3949

Phone: (414) 299-2200

Distributor

Distribution Services, LLC

3 Canal Plaza, Suite 100

Portland, Maine 04101

Independent Registered Public Accounting Firm

Ernst & Young LLP

One Manhattan West

New York, New York 10001

(b) Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of non-controlled/non-affiliated issuers as of the close of the reporting period is included as part of the Report to Shareholders filed under Item 1(a) of this Form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The Registrant’s statement regarding the basis for approval of the investment advisory contract is included as part of the Report to Shareholders filed under Item 1(a) of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual report.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) Not applicable for semi-annual report.

(b) Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

No purchases were made during the reporting period by or on behalf of the Fund or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the Fund’s equity securities that is registered by the Registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant's board of trustees during the period covered by this report.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF THE SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

(a) Not applicable.

(b) Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	StepStone Private Equity Strategies Fund

By (Signature and Title)*	/s/ Robert W. Long
Robert W. Long, President
(Principal Executive Officer)

Date	December 2, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert W. Long
Robert W. Long, President
(Principal Executive Officer)

Date	December 2, 2025

By (Signature and Title)*	/s/ Kimberly S. Zeitvogel
Kimberly S. Zeitvogel, Treasurer
(Principal Financial Officer)

Date	December 2, 2025

* Print the name and title of each signing officer under his or her signature.